CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 152	$ 1,392
Restricted deposit (short term)	34	30
Trade account receivables (net of allowance for doubtful account 2013- $60 thousands, 2012- $50 thousands)	1,013	1,099
Other receivables	120	159
Inventories	865	773
Total current assets	2,184	3,453
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	296	283
Other long-term receivables and investment	87	186
Total investments and long-term receivables	383	469
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	31	43
OTHER ASSETS
Goodwill	242	242
Total assets	2,840	4,207
CURRENT LIABILITIES:
Current Maturities of Long Term Loan from Banks	183	183
Current Maturities of Long Term Loan from Shareholders and Other	370	568
Trade account payable	738	917
Deferred income	38	64
Other payables	523	470
Total current liabilities	1,852	2,202
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)	838	1,189
Other Long Terms Liabilities	708	790
Accrued severance pay	314	300
Total long-term liabilities	1,860	2,279
Total liabilities	3,712	4,481
SHAREHOLDERS' DEFICIENCY:
Share capital - ordinary shares of NIS 1 par value ("Ordinary Shares"); Authorized - 120,000,000 Ordinary Shares as of December 31, 2013 and 2012; Issued and outstanding: December 31, 2013- 80,798,290 Ordinary shares; December 31, 2012- 74,915,937 Ordinary shares	18,554	16,939
Additional paid-in capital	23,494	24,695
Accumulated deficit	(42,920)	(41,908)
Total shareholders' deficiency	(872)	(274)
Total liabilities and shareholders' deficiency	$ 2,840	$ 4,207